Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenue
Commissions	$ 26,912	$ 31,242	$ 58,642	$ 192,532
Subscription Revenue	0	1,369	0	14,670
Products and Services	238,701	213,351	2,357,597	619,068
Seminars and Mentoring	0	5,500	0	232,584
Total Revenue	265,613	251,462	2,416,239	1,058,854
Operating Expenses	495,263	464,151	2,393,869	1,531,961
Operating Income (Loss)	(229,650)	(212,689)	22,370	(473,107)
Other Income
Forgiveness of Debt	0	4,715	93,513	13,461
Total Other Income	0	4,715	93,513	13,461
Income (Loss) from Continuing Operations	(229,650)	(207,974)	115,883	(459,646)
Income (Loss) From Discontinued Operations	11,380	68,878	(3,607)	87,314
Net Income (Loss)	$ (218,270)	$ (139,096)	$ 112,276	$ (372,332)
Weighted Average Common Shares Outstanding
Basic	83,658,797	86,931,169	86,052,421	81,236,894
Diluted	83,658,797	86,931,169	86,985,754	81,236,894
Earnings Per Common Share (Basic)
Continued Operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Discontinued Operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net Income (Loss) Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings Per Common Share (Diluted)
Continued Operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Discontinued Operation	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net Income (Loss) Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00